Revenue - Schedule of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 8,744	$ 8,599
Alternative revenue	64	116
Other revenue	127	68
Revenues	8,935	8,783
May 2020 FERC decision
Disaggregation of Revenue [Line Items]
Alternative revenue	40
November 2019 FERC decision
Disaggregation of Revenue [Line Items]
Alternative revenue		91
Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	8,419	8,225
Other services revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	325	374
Other services revenue | Regulated Operation
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	227	273
ITC | United States | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,726	1,697
UNS Energy | United States | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	2,019	1,966
Central Hudson | United States | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	941	894
FortisBC Energy | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,336	1,289
FortisAlberta | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	580	576
FortisBC Electric | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	358	362
Newfoundland Power | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	707	671
Maritime Electric | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	215	209
FortisOntario | Canada | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	222	206
Caribbean Utilities | Caribbean | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	238	270
FortisTCI | Caribbean | Electric and gas revenue
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 77	$ 85